GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Indefinite-lived Intangible Assets [Line Items]
Impairment of goodwill	$ 0	$ 0	$ 23,041,000